Quarterly Financial Information (Tables)	6 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of Balance Sheet

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$693,957,206	$—	$693,957,206

Liabilities and shareholders’ equity
Total current liabilities	$1,052,132	$—	$1,052,132
Deferred legal fees	239,161
Deferred underwriting commissions	24,150,000	—	24,150,000
Derivative warrant liabilities	—	56,334,070	56,334,070

Total liabilities	25,441,293	56,334,070	81,536,202
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	663,276,660	(56,334,070)	606,942,590
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	267	564	831
Class B ordinary shares - $0.0001 par value	1,725	—	1,725
Additional paid-in-capital	5,204,860	19,364,816	24,569,676
Accumulated deficit	(206,850)	(19,365,380)	(19,572,230)

Total shareholders’ equity	5,000,002	—	5,000,002

Total liabilities and shareholders’ equity	$693,717,955	$—	$693,478,794

Schedule Of Income Statement

	Period From July 3, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(164,056)	$—	$(164,056)
Other (expense) income:
Change in fair value of warrant liabilities	—	(18,076,180)	(18,076,180)
Financing cost	—	(1,289,200)	(1,289,200)
Unrealized loss on investments held in Trust Account	(42,794)	—	(42,794)

Total other (expense) income	(42,794)	(19,365,380)	(19,408,174)

Net loss	$(206,850)	$(19,365,380)	$(19,572,230)

Basic and Diluted weighted-average Class A common shares outstanding	69,000,000	—	69,000,000

Basic and Diluted net loss per Class A share	$(0.00)	—	$(0.00)

Basic and Diluted weighted-average Class B common shares outstanding	17,250,000	—	17,250,000

Basic and Diluted net loss per Class B share	$—	—	$(1.13)

Schedule Of Cash flows

	Period From July 3, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(206,850)	$(19,365,380)	$(19,572,230)
Adjustment to reconcile net loss to net cash used in operating activities	67,794	19,365,380	19,433,174
Net cash used in operating activities	(515,550)	—	(515,550)
Net cash used in investing activities	(690,000,000)	—	(690,000,000)
Net cash provided by financing activities	693,295,138	—	693,295,138

Net change in cash	$2,779,588	$—	$2,779,588